Share-based Compensation - Schedule of Fair Value of Restricted Share Units and Ordinary Shares Estimated at Date of Option Grants (Detail) - $ / shares	1 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Compensation Related Costs [Abstract]
Restricted shares, granted	472,220	3,971,453
Fair value of restricted share units granted with market condition		$ 1.66
Fair value of ordinary shares	$ 2.64	$ 2.06
Discount for Lack of Marketability	4.00%	8.00%
Discount Rate	20.00%	20.00%
Type of Valuation	Contemporaneous	Contemporaneous